LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Presentation of leases for lessee [abstract]
Expenses Relating to Short Term And Low Value Assets	R$ (1,965)	R$ (2,476)